Net interest expense (Tables)	12 Months Ended
Dec. 31, 2012
Net Interest Expense

(in millions of Canadian dollars)	2012	2011	2010

Interest cost	$294	$266	$288
Interest capitalized to Properties	(15)	(11)	(20)

Interest expense	279	255	268
Interest income	(3)	(3)	(11)

Net interest expense	$276	$252	$257